Consolidated Statements of Financial Position - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
ASSETS
Cash and cash equivalents	$ 5,407,009	$ 170,545
Restricted short-term investment	30,000	30,000
Trade and other receivables	300,269	171,882
Inventories	542,388	393,538
Prepaid expenses and other	562,408	122,166
Deferred share offering costs	0	628,262
Current assets	6,842,074	1,516,393
Property and equipment	417,296	832,481
Right-of-use assets	361,036	208,131
Deposit	26,076	23,604
Intangible assets	4,112,350	4,742,854
Non-current assets	4,916,758	5,807,070
Total Assets	11,758,832	7,323,463
Liabilities
Accounts payable and accrued liabilities	1,649,876	4,459,481
Accrued royalties liability	150,000	150,000
Lease obligations	127,116	69,150
Borrowings	0	2,199,978
Contract liabilities	120,970	47,271
Warrant liabilities	4,335,673	0
Current liabilities	6,383,635	6,925,880
Accrued royalties liability	1,137,170	1,115,207
Lease obligations	302,407	206,471
Borrowings	0	78,796
Non-current liabilities	1,439,577	1,400,474
Total Liabilities	7,823,212	8,326,354
Shareholders' Equity (Deficit)
Share capital	33,379,110	19,496,640
Warrants	1,042,657	1,959,796
Contributed surplus	4,769,115	3,551,330
Accumulated other comprehensive loss	(39,663)	(101,418)
Accumulated deficit	(35,215,599)	(25,909,239)
Total Shareholders' Equity (Deficit)	3,935,620	(1,002,891)
Total Liabilities and Shareholders' Equity (Deficit)	$ 11,758,832	$ 7,323,463